Loans and Other Borrowings - Summary of Key Components of External Gross Debt (Detail) - Gross Carrying Amount [Member] £ in Millions	12 Months Ended
Mar. 31, 2019 GBP (£)
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2018 £m	£ 13,175
Issuance/ (maturities) £m	2,719
Foreign exchange £m	(17)
Accrued interest movements £m	35
At 31 March 2019 £m	15,912
2019 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2018 £m	2,281
Issuance/ (maturities) £m	(1,423)
Fair value movements £m	(8)
Foreign exchange £m	(97)
Transfer to within one year £m	1,281
Accrued interest movements £m	66
At 31 March 2019 £m	2,100
Over 12 Months [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2018 £m	11,994
Issuance/ (maturities) £m	3,972
Fair value movements £m	(11)
Foreign exchange £m	(102)
Transfer to within one year £m	(1,111)
Accrued interest movements £m	34
At 31 March 2019 £m	14,776
Cash Flows From Derivatives Related to Net Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance/ (maturities) £m	124
Transfer to within one year £m	(124)
Overdrafts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance/ (maturities) £m	46
Transfer to within one year £m	(46)
Impact of Cross-currency Swaps [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2018 £m	(874)
Foreign exchange £m	182
Accrued interest movements £m	(9)
At 31 March 2019 £m	(701)
Removal of the Accrued Interest and Fair Value [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
At 1 April 2018 £m	(226)
Fair value movements £m	19
Accrued interest movements £m	(56)
At 31 March 2019 £m	£ (263)